Offerings - Offering: 1	Apr. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0625 per share
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit	40.88
Maximum Aggregate Offering Price	$ 40,880
Fee Rate	0.01381%
Amount of Registration Fee	$ 5.65
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) also covers additional shares that may be offered or issued under The Victory Bancorp, Inc. (“VBI”) 2021 Omnibus Incentive Plan (the “2021 Plan”) and VBI 2013 Equity Incentive Plan (together with the 2021 Plan, the “Plans”), which awards were assumed by QNB in connection with QNB’s acquisition of VBI pursuant to the Agreement and Plan of Merger, dated as of September 23, 2025, by and between QNB and VBI, by reason of stock splits, stock dividends, or similar transactions.

(2)

Estimated pursuant to Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee based upon the average of the high and low prices for a share of the registrant’s common stock on April 2 2026.

(3)	Rounded up to the nearest penny.